Annual Operating Expenses {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Retail Class	May 29, 2021
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]

[1]	(a)Adjusted to reflect current fees.